INVESTMENT IN ASSOCIATE - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions					12 Months Ended
	Oct. 28, 2019 USD ($) shares	Oct. 28, 2019 CAD ($) $ / shares shares	Mar. 19, 2019 USD ($) shares	Mar. 19, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					$ 10.0	$ 76.8
Purchase of additional shares of associate						5.0
Currency translation adjustment					0.6	1.4
Share of net earnings (loss), net of income taxes					(1.6)	(26.0)
Share of net earnings recorded as a reduction of the provision						(0.1)
Share of dividends received						(2.1)
Reclassification to assets and liabilities held for sale						(45.0)
Investments in associates and joint ventures, ending balance					9.0	10.0
Associates
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Share of net earnings (loss), net of income taxes					(1.6)	(1.4)
INV Metals
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					10.0	5.0
Purchase of additional shares of associate	$ 4.2	$ 5.6	$ 0.8	$ 1.1		5.0
Currency translation adjustment					0.6	1.4
Share of net earnings (loss), net of income taxes					(1.6)	(1.4)
Share of net earnings recorded as a reduction of the provision						0.0
Share of dividends received						0.0
Reclassification to assets and liabilities held for sale						0.0
Investments in associates and joint ventures, ending balance					$ 9.0	$ 10.0
Proportion of ownership interest in associate	35.60%	35.60%	35.60%	35.60%	35.50%	35.60%
Additional associate shares acquired | shares	13.9	13.9	1.6	1.6
Additional associate shares purchased (in cad per share) | $ / shares		$ 0.40		$ 0.65
Sadiola And Yatela
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Share of net earnings (loss), net of income taxes					$ 0.0	$ (24.6)
Sadiola
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					0.0	71.8
Purchase of additional shares of associate						0.0
Currency translation adjustment					0.0	0.0
Share of net earnings (loss), net of income taxes					0.0	(24.7)
Share of net earnings recorded as a reduction of the provision						0.0
Share of dividends received						(2.1)
Reclassification to assets and liabilities held for sale						(45.0)
Investments in associates and joint ventures, ending balance					0.0	0.0
Yatela
Disclosure Of Joint Ventures, Associates And Subsidiaries [Line Items]
Investments in associates and joint ventures, beginning balance					0.0	0.0
Purchase of additional shares of associate						0.0
Currency translation adjustment					0.0	0.0
Share of net earnings (loss), net of income taxes					0.0	0.1
Share of net earnings recorded as a reduction of the provision						(0.1)
Share of dividends received						0.0
Reclassification to assets and liabilities held for sale						0.0
Investments in associates and joint ventures, ending balance					$ 0.0	$ 0.0